Treasury shares (Tables)	6 Months Ended
Jun. 30, 2025
Treasury shares.
Schedule of treasury shares

	Number of shares		Cost of shares
	30 June	30 June	30 June	30 June
	2025	2024	2025	2024
	‘000	‘000	US$’000	US$’000
At beginning of the financial period	7,743	8,926	48,387	56,438
Purchases of treasury shares	317	9	2,739	100
Sale/Transfer of treasury shares	—	(90)	—	(1,091)
Share options exercised	(121)	(598)	(754)	(3,911)
At end of the financial period	7,939	8,247	50,372	51,536